Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) (Details Textual)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Number of employees	21,605	19,399	21,741